BUSINESS ACQUISITION (Details 2) - USD ($)	1 Months Ended
	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
Intangible assets
Goodwill		$ 267,162,685	$ 87,022,517
Guangzhou Tutoring [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 4,381,051
Other current assets	5,044,431
Intangible assets
Goodwill	46,546,189
Deferred revenue	(9,425,421)
Deferred tax liabilities	(1,151,250)
Total purchase consideration	50,000,000
Student Base [Member] | Guangzhou Tutoring [Member]
Intangible assets
Intangible assets	$ 4,605,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years 1 month 6 days